Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 10, 2019
Univo [Member]
Transactions with Related Parties (Textual)
Ordinary shares issued				19,934,355
Service Provider [Member]
Transactions with Related Parties (Textual)
Research and development expenses	$ 163	$ 229	$ 234